Concentration and Risk - Schedule of Cash and Cash Equivalents and Restricted Cash (Details) - CNY (¥) ¥ in Thousands	Jun. 30, 2025	Dec. 31, 2024
Schedule of Cash and Cash Equivalents and Restricted Cash [Line Items]
Cash and cash equivalents and restricted cash	¥ 44,365	¥ 89,484
PRC [Member]
Schedule of Cash and Cash Equivalents and Restricted Cash [Line Items]
Cash and cash equivalents and restricted cash	37,108
PRC [Member] | RMB [Member]
Schedule of Cash and Cash Equivalents and Restricted Cash [Line Items]
Cash and cash equivalents and restricted cash	29,828	22,355
PRC [Member] | U.S. dollar [Member]
Schedule of Cash and Cash Equivalents and Restricted Cash [Line Items]
Cash and cash equivalents and restricted cash	7,280	20,682
Hong Kong [Member] | HKD [Member]
Schedule of Cash and Cash Equivalents and Restricted Cash [Line Items]
Cash and cash equivalents and restricted cash	525	319
Hong Kong [Member] | U.S. dollar [Member]
Schedule of Cash and Cash Equivalents and Restricted Cash [Line Items]
Cash and cash equivalents and restricted cash	¥ 6,732	¥ 46,128